Acquisition of Navios Containers and Navios Acquisition (Details Narrative) $ / shares in Units, $ in Thousands	3 Months Ended	4 Months Ended	8 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($) $ / shares shares	Apr. 30, 2021 USD ($)	Aug. 25, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Business Acquisition [Line Items]
Effective Date of Arrangements				Mar. 31, 2021
Bargain gain				$ 0	$ 48,015	$ 0
Equity gain				579,247	511,273	(68,541)
Gain on acquisition of control				0	80,839	1,133
Time charter and voyage revenues				1,210,528	713,175	226,771
Upon the NNA Merger Agreement [Member] | Limited Partner [Member]
Business Acquisition [Line Items]
Shares purchased | shares			3,388,226
Shares conversion rate			0.1275
Limited Partner [Member]
Business Acquisition [Line Items]
Equity gain				$ 567,662	505,862	(67,173)
Navios Containers [Member]
Business Acquisition [Line Items]
Business Acquisition, Date of Acquisition Agreement				Dec. 31, 2020
Excess of the fair value of the identifiable net assets acquired	$ 342,674
Purchase price consideration	298,621
Bargain gain	$ 44,053			$ 48,015
Relevant discount factor	0.0889
Ownership percentage	35.70%
Fair value	$ 106,997
Closing price per common unit | $ / shares	$ 9.23
Revaluation gain	$ 75,387
Equity gain	5,452
Gain on acquisition of control	$ 80,839			80,839
Voting rights acquired	64.30%
Business Acquisition, Transaction Costs				$ 0	247
Business Acquisition, Pro Forma Revenue					924,978	715,397
Navios Containers [Member] | Limited Partner [Member]
Business Acquisition [Line Items]
Shares conversion rate				0.39
Closing price per common unit | $ / shares	$ 23.56
Fair value	$ 191,624
Common units issued | shares	8,133,452
Upon the NMCI Merger Agreement [Member]
Business Acquisition [Line Items]
Equity gain					$ 182,479
Time charter and voyage revenues		$ 168,322
Navios Acquisition [Member]
Business Acquisition [Line Items]
Business Acquisition, Date of Acquisition Agreement					Aug. 25, 2021
Excess of the fair value of the identifiable net assets acquired			$ 211,597
Purchase price consideration			207,635
Bargain gain			$ 3,962
Relevant discount factor			0.1043
Equity gain					$ 17,946
Time charter and voyage revenues			$ 82,477
Business Acquisition, Transaction Costs				$ 0	10,192
Ownership percentage after purchase of stock			62.40%
Fair value of the consideration			$ 150,000
Fair value of noncontrolling interest			$ 57,635
Business Acquisition, Pro Forma Revenue					$ 377,071	$ 97,047
Navios Acquisition [Member] | Limited Partner [Member]
Business Acquisition [Line Items]
Closing price per common unit | $ / shares			$ 2.17
Shares purchased | shares			44,117,647
NMCI Merger and NNA Merger [Member]
Business Acquisition [Line Items]
Business Acquisition, Transaction Costs				$ 11,169